CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Gain (loss) arising from defined benefit plan, tax	¥ 0	¥ (3)	¥ 10
Gain (loss) from fair value changes of debt securities, tax	(13)	(3)	19
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0